Share capital (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Common shares issued

Number issued (number of shares)	2020	2019

Beginning of year	395,797,732	395,792,732

Issued:
Stock option plan [note 24]	465,009	5,000

End of year	396,262,741	395,797,732